Annual Benefit Payments (Detail) - Foreign Plan - Pension Plan $ in Thousands	Dec. 31, 2017 USD ($)
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
2018	$ 336
2019	312
2020	330
2021	405
2022	436
Years 2023 - 2027	3,297
Switzerland
Defined Benefit Plan Disclosure [Line Items]
2018	286
2019	224
2020	204
2021	201
2022	197
Years 2023 - 2027	$ 878